CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Solar revenues	$ 0	$ 0	$ 0	$ 94	$ 95	$ 482	$ 173
Cost of solar revenues	0	0	0	73	72	271	50
Gross profit	0	0	0	21	23	211	123
Operating expenses:
Research and development	78,896	51,496	201,785	118,098	185,619	67,514	58,374
Selling, general, and administrative	192,929	65,782	329,028	117,821	182,724	20,692	12,238
Impairment expense		0			14,415	0	0
Total operating expenses	271,825	117,278	530,813	235,919	382,758	88,206	70,612
Loss from operations	(271,825)	(117,278)	(530,813)	(235,898)	(382,735)	(87,995)	(70,489)
Other income (expense):
Interest income (expense), net	(118)	171	(219)	255	202	1,456	686
Loss on forward contract liability	0	0	0	(1,324)	(1,324)	0	0
Revaluation of warrant liability	4,467	37,745	2,907	8,588	13,448
Other income (expense), net	1,057	(340)	174	(249)	(846)	1,373	6
Loss before income taxes and equity in net loss of affiliates	(266,419)	(79,702)	(527,951)	(228,628)	(371,255)	(88,505)	(66,295)
Income tax expense (benefit)	1	2	4	4	(1,026)	151	(2,002)
Loss before equity in net loss of affiliates	(266,420)	(79,704)	(527,955)	(228,632)	(370,229)	(88,656)	(64,293)
Equity in net loss of affiliates	(1,147)	0	(3,067)	0	(637)	0	0
Net loss	(267,567)	(79,704)	(531,022)	(228,632)	(370,866)	(88,656)	(64,293)
Premium paid on repurchase of redeemable convertible preferred stock	0	0	0	(13,407)	(13,407)	(16,816)	(166)
Net loss attributable to common stockholders	$ (267,567)	$ (79,704)	$ (531,022)	$ (242,039)	$ (384,273)	$ (105,472)	$ (64,459)
Net loss per share attributable to common stockholders:
Basic (in dollars per share)	$ (0.67)	$ (0.21)	$ (1.34)	$ (0.76)	$ (1.15)	$ (0.40)	$ (0.28)
Diluted (in dollars per share)	$ (0.68)	$ (0.31)	$ (1.35)	$ (0.79)	$ (1.18)	$ (0.40)	$ (0.28)
Weighted-average shares outstanding:
Basic (in shares)	400,219,585	377,660,477	395,691,795	318,315,891	335,325,271	262,528,769	226,465,041
Diluted (in shares)	400,230,669	378,286,678	395,860,876	318,976,447	335,831,033	262,528,769	226,465,041
Series A Redeemable Convertible Preferred Stock Warrants
Other income (expense):
Revaluation of warrant liability					$ 0	$ (3,339)	$ 3,502